Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of basis of preparation of financial statements [Abstract]
Schedule of Write-off for Damaged Assets and Expenses and Insurance Recoveries
During the years ended December 31, 2025 and 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received have been recorded as follows:

	Note	2025 Effects	2024 Effects	Total Effects
Inventories	6	28	613	641
Property, plant & equipment	10	—	1,081	1,081
Additional expense & losses		137	1,612	1,749
Subtotal		165	3,306	3,471
Insurance recovery (1)	18	(1,625)	(1,669)	(3,294)
Total		(1,460)	1,637	177

(1) As of December 31, 2025 and 2024, the outstanding insurance recovery balances amounted to Ps. 1,166 and Ps. 334, respectively, and were presented within “other sundry accounts receivable". The net cash proceeds from insurance recoveries totaled Ps. 814 in 2025, of which Ps. 731 were classified as operating activities and Ps. 83 as investing activities, and Ps. 1,335 in 2024, of which Ps. 1,090 were classified as operating activities and Ps. 245 as investing activities.